High Yield Bond Portfolio
Schedule of Investments (unaudited)
As of March 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.3%)
U.S. Government Securities (4.3%)
[1,2]	United States Treasury Note/Bond	0.500%	2/28/26	5,075	4,912
[1,2]	United States Treasury Note/Bond	4.875%	4/30/26	3,053	3,079
	United States Treasury Note/Bond	4.875%	5/31/26	1,530	1,544
	United States Treasury Note/Bond	4.625%	6/30/26	1,511	1,522
	United States Treasury Note/Bond	4.125%	1/31/27	1,274	1,278
	United States Treasury Note/Bond	4.125%	2/28/27	416	418
	United States Treasury Note/Bond	2.750%	7/31/27	5,350	5,214
	United States Treasury Note/Bond	4.125%	11/15/27	475	478
[1,2]	United States Treasury Note/Bond	0.625%	11/30/27	5,000	4,590
	United States Treasury Note/Bond	4.000%	12/15/27	463	464
	United States Treasury Note/Bond	4.250%	1/15/28	2,061	2,080
[3]	United States Treasury Note/Bond	4.250%	2/15/28	1,629	1,645
	United States Treasury Note/Bond	1.250%	9/30/28	100	91
	United States Treasury Note/Bond	1.500%	11/30/28	100	92
	United States Treasury Note/Bond	3.875%	12/31/29	206	205
	United States Treasury Note/Bond	4.375%	12/31/29	106	108
	United States Treasury Note/Bond	4.250%	1/31/30	140	142
	United States Treasury Note/Bond	4.625%	5/31/31	240	248
	United States Treasury Note/Bond	4.125%	7/31/31	705	708
	United States Treasury Note/Bond	1.250%	8/15/31	942	795
	United States Treasury Note/Bond	4.125%	10/31/31	289	290
	United States Treasury Note/Bond	4.125%	11/30/31	474	476
	United States Treasury Note/Bond	1.875%	2/15/32	250	217
	United States Treasury Note/Bond	4.000%	2/15/34	122	120
	United States Treasury Note/Bond	4.375%	5/15/34	179	181
	United States Treasury Note/Bond	3.875%	8/15/34	186	181
	United States Treasury Note/Bond	4.625%	2/15/35	29	30
	United States Treasury Note/Bond	4.375%	5/15/40	96	95
	United States Treasury Note/Bond	2.875%	5/15/43	95	75
	United States Treasury Note/Bond	3.375%	11/15/48	56	45
	United States Treasury Note/Bond	1.250%	5/15/50	253	126
	United States Treasury Note/Bond	4.500%	11/15/54	296	292
Total U.S. Government and Agency Obligations (Cost $31,545)					31,741
Corporate Bonds (87.1%)
Communications (12.3%)
[4]	Altice France SA	5.500%	1/15/28	1,915	1,536
[4]	Altice France SA	5.125%	7/15/29	1,080	849
[4]	Altice France SA	5.500%	10/15/29	595	470
[4]	AMC Networks Inc.	10.250%	1/15/29	135	140
	AMC Networks Inc.	4.250%	2/15/29	580	435
[4,5]	Banijay Entertainment SAS	7.000%	5/1/29	450	507
[4]	Banijay Entertainment SAS	8.125%	5/1/29	900	929
	Belo Corp.	7.750%	6/1/27	940	976
	Belo Corp.	7.250%	9/15/27	307	316
[4]	Cable One Inc.	4.000%	11/15/30	387	307
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	673	673
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	1,205	1,187
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	375	364
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	550	532
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	1,000	997
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	1,300	1,205
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	2,555	2,326
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	2,765	2,450
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	1,350	1,372
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	550	488
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	3,731	3,244
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	950	781
[4]	Clear Channel Outdoor Holdings Inc.	5.125%	8/15/27	990	958
[4]	Clear Channel Outdoor Holdings Inc.	9.000%	9/15/28	1,135	1,168

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/30	740	726
[4]	CSC Holdings LLC	5.500%	4/15/27	585	542
[4]	CSC Holdings LLC	11.250%	5/15/28	225	219
[4]	CSC Holdings LLC	11.750%	1/31/29	185	179
[4]	CSC Holdings LLC	4.125%	12/1/30	1,171	849
[4]	CSC Holdings LLC	3.375%	2/15/31	885	632
[4]	CSC Holdings LLC	4.500%	11/15/31	1,385	999
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	2,585	2,506
[4]	DISH Network Corp.	11.750%	11/15/27	643	678
[4]	Frontier Communications Holdings LLC	5.875%	10/15/27	135	135
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	3,325	3,285
[4]	Frontier Communications Holdings LLC	8.625%	3/15/31	895	954
[4]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	1,775	1,644
[4]	Iliad Holding SASU	7.000%	10/15/28	1,225	1,240
[4,5]	Iliad Holding SASU	5.375%	4/15/30	245	265
[4]	Iliad Holding SASU	8.500%	4/15/31	1,740	1,823
[4]	Iliad Holding SASU	7.000%	4/15/32	505	507
[4]	Intelsat Jackson Holdings SA	6.500%	3/15/30	195	186
	Lamar Media Corp.	3.750%	2/15/28	1,410	1,341
	Lamar Media Corp.	4.875%	1/15/29	55	53
	Lamar Media Corp.	4.000%	2/15/30	1,745	1,615
	Lamar Media Corp.	3.625%	1/15/31	1,041	930
[4]	Level 3 Financing Inc.	3.625%	1/15/29	348	259
[4]	Level 3 Financing Inc.	10.500%	4/15/29	289	320
[4]	Level 3 Financing Inc.	4.875%	6/15/29	1,000	847
[4]	Level 3 Financing Inc.	3.875%	11/15/29	185	137
[4]	Level 3 Financing Inc.	11.000%	11/15/29	450	502
[4]	Level 3 Financing Inc.	4.500%	4/1/30	750	602
[4]	Level 3 Financing Inc.	10.500%	5/15/30	1,011	1,090
[4,5]	Lorca Telecom Bondco SA	4.000%	9/18/27	1,335	1,438
[4]	Lumen Technologies Inc.	4.125%	4/15/29	1,077	1,013
[4]	Lumen Technologies Inc.	4.125%	4/15/30	398	374
[4]	Match Group Holdings II LLC	4.625%	6/1/28	540	518
[4]	Match Group Holdings II LLC	5.625%	2/15/29	100	98
[4]	Match Group Holdings II LLC	4.125%	8/1/30	339	304
[4]	Midcontinent Communications	8.000%	8/15/32	1,190	1,205
[4]	News Corp.	3.875%	5/15/29	705	665
[4]	Nexstar Media Inc.	5.625%	7/15/27	750	739
[4]	Nexstar Media Inc.	4.750%	11/1/28	390	365
[4,5]	Odido Holding BV	3.750%	1/15/29	1,065	1,115
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	814	798
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	300	278
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	1,732	1,582
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/31	295	307
	Paramount Global	4.200%	6/1/29	275	265
	Paramount Global	7.875%	7/30/30	225	247
	Paramount Global	4.200%	5/19/32	475	425
	Paramount Global	6.875%	4/30/36	300	308
	Paramount Global	4.850%	7/1/42	305	245
	Paramount Global	4.375%	3/15/43	700	519
	Paramount Global	5.850%	9/1/43	205	180
	Paramount Global	6.250%	2/28/57	789	754
	Paramount Global	6.375%	3/30/62	885	863
[4]	ROBLOX Corp.	3.875%	5/1/30	2,780	2,531
	Rogers Communications Inc.	7.000%	4/15/55	270	270
	Rogers Communications Inc.	7.125%	4/15/55	405	403
[4]	Scripps Escrow II Inc.	3.875%	1/15/29	1,630	1,282
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	167	102
[4]	Scripps Escrow Inc.	5.875%	7/15/27	846	707
[4]	Sirius XM Radio LLC	3.125%	9/1/26	310	300
[4]	Sirius XM Radio LLC	4.000%	7/15/28	840	783
[4]	Sirius XM Radio LLC	4.125%	7/1/30	535	476
[4]	Sirius XM Radio LLC	3.875%	9/1/31	89	76
[4]	Sunrise FinCo I BV	4.875%	7/15/31	1,900	1,727
[4]	Sunrise HoldCo IV BV	5.500%	1/15/28	2,565	2,522
	TEGNA Inc.	4.625%	3/15/28	410	389
	TEGNA Inc.	5.000%	9/15/29	990	921
	Telecom Italia Capital SA	6.375%	11/15/33	34	34
	Telecom Italia Capital SA	6.000%	9/30/34	40	38
	Telecom Italia Capital SA	7.200%	7/18/36	451	453

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Telecom Italia Capital SA	7.721%	6/4/38	224	233
[4,5]	United Group BV	6.500%	10/31/31	1,675	1,814
[4]	Univision Communications Inc.	8.000%	8/15/28	75	75
[4]	Univision Communications Inc.	4.500%	5/1/29	55	49
[4]	Univision Communications Inc.	7.375%	6/30/30	350	336
[4]	Univision Communications Inc.	8.500%	7/31/31	3,315	3,241
[4]	Virgin Media Secured Finance plc	5.500%	5/15/29	1,395	1,322
[4]	Virgin Media Secured Finance plc	4.500%	8/15/30	938	825
[4]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	200	189
[4]	Vmed O2 UK Financing I plc	4.250%	1/31/31	2,230	1,920
[4]	VZ Secured Financing BV	5.000%	1/15/32	1,705	1,481
[4]	Ziggo BV	4.875%	1/15/30	1,884	1,726
					90,105
Consumer Discretionary (15.2%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	2,045	1,956
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	225	216
[4]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/29	1,220	1,230
[4]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/29	1,155	1,145
[4]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	3,740	3,386
[4]	Adient Global Holdings Ltd.	7.500%	2/15/33	880	821
[4]	Amer Sports Co.	6.750%	2/16/31	1,040	1,066
	American Axle & Manufacturing Inc.	5.000%	10/1/29	689	594
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	645	617
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,205	1,105
	Asbury Automotive Group Inc.	4.500%	3/1/28	745	717
[4]	Asbury Automotive Group Inc.	4.625%	11/15/29	875	820
	Asbury Automotive Group Inc.	4.750%	3/1/30	264	246
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	1,045	947
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	95	94
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/29	270	244
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	1,037	937
	Bath & Body Works Inc.	6.694%	1/15/27	529	541
	Bath & Body Works Inc.	5.250%	2/1/28	40	40
[4]	Bath & Body Works Inc.	6.625%	10/1/30	915	929
	Bath & Body Works Inc.	6.875%	11/1/35	150	152
	Bath & Body Works Inc.	6.750%	7/1/36	25	25
[4]	Beacon Roofing Supply Inc.	6.500%	8/1/30	360	379
[4,5]	Belron UK Finance plc	4.625%	10/15/29	260	283
[4]	Belron UK Finance plc	5.750%	10/15/29	1,568	1,557
[4,5]	Bertrand Franchise Finance SAS	6.500%	7/18/30	105	116
[4,5,6]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	6.494%	7/18/30	325	352
[5,6]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	6.494%	7/18/30	100	108
	Boyd Gaming Corp.	4.750%	12/1/27	3,260	3,192
[4]	Boyd Gaming Corp.	4.750%	6/15/31	540	498
[4]	Builders FirstSource Inc.	5.000%	3/1/30	250	239
[4]	Builders FirstSource Inc.	4.250%	2/1/32	1,175	1,053
[4]	Builders FirstSource Inc.	6.375%	3/1/34	990	985
[4]	Caesars Entertainment Inc.	8.125%	7/1/27	501	503
[4]	Caesars Entertainment Inc.	4.625%	10/15/29	1,325	1,217
[4]	Caesars Entertainment Inc.	7.000%	2/15/30	3,140	3,179
[4]	Caesars Entertainment Inc.	6.500%	2/15/32	535	534
[4]	Caesars Entertainment Inc.	6.000%	10/15/32	1,635	1,527
[4]	Carnival Corp.	7.625%	3/1/26	300	300
[4]	Carnival Corp.	5.750%	3/1/27	1,021	1,022
[4]	Carnival Corp.	4.000%	8/1/28	2,410	2,304
[4]	Carnival Corp.	6.000%	5/1/29	175	174
[4]	Carnival Corp.	7.000%	8/15/29	320	334
[4]	Carnival Corp.	5.750%	3/15/30	700	697
	Century Communities Inc.	6.750%	6/1/27	288	288
[4]	Century Communities Inc.	3.875%	8/15/29	1,028	924
[4]	Champ Acquisition Corp.	8.375%	12/1/31	120	124
[4]	Churchill Downs Inc.	5.500%	4/1/27	55	54
[4]	Churchill Downs Inc.	4.750%	1/15/28	470	457
[4]	Churchill Downs Inc.	5.750%	4/1/30	1,005	984
[4]	Churchill Downs Inc.	6.750%	5/1/31	80	81
[4]	Cinemark USA Inc.	5.250%	7/15/28	1,125	1,092
[4]	Cinemark USA Inc.	7.000%	8/1/32	435	439
[4]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	241	241
[4]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	1,234	1,237

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	805	817
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/30	550	556
	Dana Inc.	5.625%	6/15/28	130	128
	Dana Inc.	4.250%	9/1/30	210	195
	Dana Inc.	4.500%	2/15/32	385	349
	Ford Motor Credit Co. LLC	3.375%	11/13/25	270	267
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	199
	Ford Motor Credit Co. LLC	6.950%	3/6/26	400	404
[4,7]	Forvia SE	8.000%	6/15/30	1,315	1,297
[4]	Gap Inc.	3.625%	10/1/29	295	266
[4]	Gap Inc.	3.875%	10/1/31	520	449
[4]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/32	820	811
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	175	171
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	1,589	1,474
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	515	464
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	10	9
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	1,576	1,404
	Griffon Corp.	5.750%	3/1/28	500	489
[4]	Hanesbrands Inc.	9.000%	2/15/31	650	685
[4]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	254	254
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	95	95
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	475	443
[4]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	625	619
	KB Home	4.800%	11/15/29	150	143
	KB Home	7.250%	7/15/30	225	231
	KB Home	4.000%	6/15/31	1,260	1,131
[4]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	873	862
[4]	LBM Acquisition LLC	6.250%	1/15/29	550	468
[4]	LCM Investments Holdings II LLC	4.875%	5/1/29	400	375
[4]	LCM Investments Holdings II LLC	8.250%	8/1/31	1,265	1,314
[4]	Light & Wonder International Inc.	7.000%	5/15/28	630	630
[4]	Lithia Motors Inc.	4.625%	12/15/27	1,655	1,604
[4]	Lithia Motors Inc.	3.875%	6/1/29	55	50
[4]	Lithia Motors Inc.	4.375%	1/15/31	600	544
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	255	243
[4]	Melco Resorts Finance Ltd.	4.875%	6/6/25	600	598
[4]	Melco Resorts Finance Ltd.	7.625%	4/17/32	225	225
[4]	MGM China Holdings Ltd.	7.125%	6/26/31	300	307
	MGM Resorts International	6.500%	4/15/32	280	275
[4]	Michaels Cos. Inc.	5.250%	5/1/28	305	210
[4]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/32	180	178
[4]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/30	250	224
[4]	NCL Corp. Ltd.	8.125%	1/15/29	670	705
[4]	NCL Corp. Ltd.	7.750%	2/15/29	275	287
[4]	NCL Corp. Ltd.	6.750%	2/1/32	1,605	1,587
[4]	NCL Finance Ltd.	6.125%	3/15/28	60	60
	Newell Brands Inc.	5.700%	4/1/26	24	24
	Newell Brands Inc.	6.375%	9/15/27	463	466
	Newell Brands Inc.	6.625%	9/15/29	689	690
	Newell Brands Inc.	6.375%	5/15/30	1,020	994
	Newell Brands Inc.	6.625%	5/15/32	920	896
	Newell Brands Inc.	6.875%	4/1/36	170	165
	Newell Brands Inc.	7.000%	4/1/46	350	307
[4]	Nissan Motor Co. Ltd.	4.810%	9/17/30	545	518
[4]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/30	275	274
[4]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	1,315	1,230
[4]	Phinia Inc.	6.625%	10/15/32	295	289
[4]	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.625%	2/1/33	285	280
[4]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	295	290
[4]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	2,270	2,269
[4]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	895	892
[4]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	590	587
[4]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	490	481
[4]	Royal Caribbean Cruises Ltd.	6.250%	3/15/32	560	565
[4]	Saks Global Enterprises LLC	11.000%	12/15/29	385	312
	Sands China Ltd.	5.125%	8/8/25	600	600
	Sands China Ltd.	5.400%	8/8/28	425	425
	Service Corp. International	4.625%	12/15/27	65	64
	Service Corp. International	5.125%	6/1/29	1,585	1,548
	Service Corp. International	3.375%	8/15/30	930	829

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Service Corp. International	4.000%	5/15/31	1,790	1,624
[4]	Six Flags Entertainment Corp.	7.250%	5/15/31	275	276
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	4/15/27	450	444
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/29	1,325	1,253
[4]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/32	1,455	1,467
[4]	Somnigroup International Inc.	3.875%	10/15/31	589	517
[4]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	1,178	1,128
[4]	Studio City Finance Ltd.	6.500%	1/15/28	60	58
[4]	Studio City Finance Ltd.	5.000%	1/15/29	665	600
[4]	Taylor Morrison Communities Inc.	5.875%	6/15/27	200	200
[4]	Taylor Morrison Communities Inc.	5.125%	8/1/30	690	663
	Under Armour Inc.	3.250%	6/15/26	1,160	1,129
[4]	Vail Resorts Inc.	6.500%	5/15/32	870	880
[4]	Victoria's Secret & Co.	4.625%	7/15/29	607	532
[4]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/29	280	288
[4]	Viking Cruises Ltd.	5.875%	9/15/27	450	448
[4]	Viking Cruises Ltd.	7.000%	2/15/29	150	151
[4]	Viking Cruises Ltd.	9.125%	7/15/31	960	1,025
[4]	Wand NewCo 3 Inc.	7.625%	1/30/32	1,270	1,300
[4]	Wayfair LLC	7.250%	10/31/29	880	846
[4]	Wayfair LLC	7.750%	9/15/30	1,705	1,653
[4]	William Carter Co.	5.625%	3/15/27	254	253
[4]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	1,460	1,444
[4]	Wynn Macau Ltd.	5.500%	1/15/26	1,110	1,103
[4]	Wynn Macau Ltd.	5.500%	10/1/27	800	785
[4]	Wynn Macau Ltd.	5.625%	8/26/28	964	927
[4]	Wynn Macau Ltd.	5.125%	12/15/29	1,770	1,642
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	303	291
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	1,550	1,601
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.250%	3/15/33	940	917
[4]	Yum! Brands Inc.	4.750%	1/15/30	1,195	1,154
	Yum! Brands Inc.	3.625%	3/15/31	1,165	1,044
	Yum! Brands Inc.	4.625%	1/31/32	460	429
					111,465
Consumer Staples (3.5%)
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	340	345
	B&G Foods Inc.	5.250%	9/15/27	1,085	1,015
[4]	B&G Foods Inc.	8.000%	9/15/28	1,035	1,040
[4,5]	Darling Global Finance BV	3.625%	5/15/26	395	424
[4]	Darling Ingredients Inc.	5.250%	4/15/27	530	524
[4]	Darling Ingredients Inc.	6.000%	6/15/30	175	174
[4]	Energizer Holdings Inc.	4.750%	6/15/28	3,430	3,279
[4]	Energizer Holdings Inc.	4.375%	3/31/29	555	517
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	1,050	1,081
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	180	176
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/30	1,055	983
[7]	Opal Bidco	6.500%	3/31/32	470	470
[4]	Performance Food Group Inc.	5.500%	10/15/27	3,065	3,037
[4]	Performance Food Group Inc.	4.250%	8/1/29	1,375	1,287
[4]	Performance Food Group Inc.	6.125%	9/15/32	595	593
[4,5]	Picard Groupe SAS	6.375%	7/1/29	895	992
[5]	Picard Groupe SAS	6.375%	7/1/29	250	277
[4]	Post Holdings Inc.	5.500%	12/15/29	825	803
[4]	Post Holdings Inc.	4.625%	4/15/30	1,264	1,180
[4]	Post Holdings Inc.	4.500%	9/15/31	945	856
[4]	Post Holdings Inc.	6.250%	2/15/32	515	518
[4]	Post Holdings Inc.	6.375%	3/1/33	755	745
[4]	Prestige Brands Inc.	5.125%	1/15/28	825	810
[4]	Prestige Brands Inc.	3.750%	4/1/31	300	269
[4]	US Foods Inc.	6.875%	9/15/28	70	72
[4]	US Foods Inc.	4.750%	2/15/29	574	554
[4]	US Foods Inc.	4.625%	6/1/30	413	392
[4]	US Foods Inc.	7.250%	1/15/32	290	302
[4]	US Foods Inc.	5.750%	4/15/33	805	785
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	1,495	1,525
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	300	277
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	109	99
					25,401

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy (10.5%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	170	169
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/28	237	236
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/29	375	367
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	1,370	1,393
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/32	1,350	1,345
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	475	475
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	805	822
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/32	160	166
	Buckeye Partners LP	3.950%	12/1/26	288	280
	Buckeye Partners LP	4.125%	12/1/27	715	688
[4]	Buckeye Partners LP	4.500%	3/1/28	2,734	2,625
[4]	Buckeye Partners LP	6.875%	7/1/29	1,025	1,042
[4]	Buckeye Partners LP	6.750%	2/1/30	700	709
	Buckeye Partners LP	5.850%	11/15/43	500	442
[4]	Chord Energy Corp.	6.750%	3/15/33	265	264
[4]	Civitas Resources Inc.	8.375%	7/1/28	495	511
[4]	Civitas Resources Inc.	8.625%	11/1/30	250	258
[4]	Civitas Resources Inc.	8.750%	7/1/31	390	401
[4]	CNX Resources Corp.	6.000%	1/15/29	175	173
[4]	CNX Resources Corp.	7.375%	1/15/31	560	570
[4]	CNX Resources Corp.	7.250%	3/1/32	545	554
	Continental Resources Inc.	4.375%	1/15/28	628	615
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	1,020	1,049
[4]	DT Midstream Inc.	4.125%	6/15/29	2,655	2,500
[4]	DT Midstream Inc.	4.375%	6/15/31	2,501	2,304
[4]	Enerflex Ltd.	9.000%	10/15/27	1,273	1,307
[4]	EQM Midstream Partners LP	7.500%	6/1/27	165	169
[4]	EQM Midstream Partners LP	6.500%	7/1/27	1,035	1,061
[4]	EQM Midstream Partners LP	4.500%	1/15/29	685	664
[4]	EQM Midstream Partners LP	7.500%	6/1/30	320	345
[4]	EQM Midstream Partners LP	4.750%	1/15/31	1,225	1,176
	Genesis Energy LP / Genesis Energy Finance Corp.	7.750%	2/1/28	175	177
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/29	725	748
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/32	65	65
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/33	375	379
[4]	Hess Midstream Operations LP	6.500%	6/1/29	370	377
[4]	Kinetik Holdings LP	6.625%	12/15/28	775	787
[4]	Matador Resources Co.	6.875%	4/15/28	1,225	1,238
[4]	Matador Resources Co.	6.500%	4/15/32	918	911
[4]	Matador Resources Co.	6.250%	4/15/33	1,105	1,080
[4]	Noble Finance II LLC	8.000%	4/15/30	2,783	2,781
[4]	Northriver Midstream Finance LP	6.750%	7/15/32	1,500	1,513
	ONEOK Inc.	4.150%	6/1/25	630	629
	ONEOK Inc.	4.850%	7/15/26	591	592
	Ovintiv Inc.	7.200%	11/1/31	90	98
	Ovintiv Inc.	7.375%	11/1/31	869	953
	Ovintiv Inc.	6.500%	8/15/34	247	257
[4]	Permian Resources Operating LLC	5.375%	1/15/26	80	80
[4]	Permian Resources Operating LLC	8.000%	4/15/27	710	723
[4]	Permian Resources Operating LLC	5.875%	7/1/29	1,871	1,848
[4]	Permian Resources Operating LLC	9.875%	7/15/31	354	388
[4]	Permian Resources Operating LLC	7.000%	1/15/32	1,145	1,173
[4]	Permian Resources Operating LLC	6.250%	2/1/33	730	728
	Range Resources Corp.	8.250%	1/15/29	925	952
[4]	Range Resources Corp.	4.750%	2/15/30	1,817	1,731
[4]	Rockies Express Pipeline LLC	4.950%	7/15/29	75	72
[4]	Rockies Express Pipeline LLC	4.800%	5/15/30	75	70
[4]	Rockies Express Pipeline LLC	6.750%	3/15/33	1,150	1,172
[4]	Rockies Express Pipeline LLC	7.500%	7/15/38	125	126
[4]	Seadrill Finance Ltd.	8.375%	8/1/30	85	85
	SM Energy Co.	6.750%	9/15/26	553	553
	SM Energy Co.	6.625%	1/15/27	30	30
	SM Energy Co.	6.500%	7/15/28	409	406
[4]	SM Energy Co.	6.750%	8/1/29	895	883
[4]	SM Energy Co.	7.000%	8/1/32	685	674
[4]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	670	679
[4]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	235	238
[4]	Sunoco LP	7.000%	5/1/29	460	471
[4]	Sunoco LP	7.250%	5/1/32	430	444

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Sunoco LP	6.250%	7/1/33	915	915
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	1,805	1,800
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	425	424
[4]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	420	430
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	955	904
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	1,110	1,038
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	1,040	1,044
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/30	405	385
[4]	Transocean Inc.	8.250%	5/15/29	185	181
[4]	Transocean Inc.	8.750%	2/15/30	2,216	2,301
[4]	Transocean Inc.	8.500%	5/15/31	755	734
[4]	Transocean Titan Financing Ltd.	8.375%	2/1/28	131	134
[4]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/29	1,235	1,256
[4]	Valaris Ltd.	8.375%	4/30/30	835	836
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,370	1,269
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	1,190	1,206
[4]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	975	886
[4]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	435	374
[4]	Venture Global LNG Inc.	9.500%	2/1/29	1,430	1,533
[4]	Venture Global LNG Inc.	7.000%	1/15/30	255	251
[4]	Venture Global LNG Inc.	8.375%	6/1/31	825	836
[4]	Venture Global LNG Inc.	9.875%	2/1/32	865	919
[4]	Viper Energy Inc.	7.375%	11/1/31	355	371
[4]	Vital Energy Inc.	7.750%	7/31/29	840	816
[4]	Vital Energy Inc.	7.875%	4/15/32	2,915	2,712
[4]	Weatherford International Ltd.	8.625%	4/30/30	1,700	1,726
	Western Midstream Operating LP	4.650%	7/1/26	353	353
	Western Midstream Operating LP	4.500%	3/1/28	50	50
	Western Midstream Operating LP	4.050%	2/1/30	45	43
	Western Midstream Operating LP	5.450%	4/1/44	370	330
	Western Midstream Operating LP	5.300%	3/1/48	92	79
					76,927
Financials (10.4%)
[4]	Acrisure LLC / Acrisure Finance Inc.	8.250%	2/1/29	1,335	1,371
[4]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	2,150	2,011
[4]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/29	560	537
[4]	AerCap Global Aviation Trust	6.500%	6/15/45	3,505	3,506
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	300	290
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	1,125	1,130
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/31	530	532
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500%	10/1/31	1,285	1,263
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/32	410	412
[4]	AmWINS Group Inc.	6.375%	2/15/29	535	539
[4]	AmWINS Group Inc.	4.875%	6/30/29	110	104
	Block Inc.	2.750%	6/1/26	1,310	1,271
[4]	Block Inc.	6.500%	5/15/32	2,980	3,011
[4]	Boost Newco Borrower LLC	7.500%	1/15/31	1,425	1,484
[4]	Credit Acceptance Corp.	9.250%	12/15/28	1,073	1,136
[4]	Credit Acceptance Corp.	6.625%	3/15/30	1,795	1,771
[4]	Fair Isaac Corp.	4.000%	6/15/28	837	797
[4]	FirstCash Inc.	4.625%	9/1/28	990	945
[4]	FirstCash Inc.	5.625%	1/1/30	480	466
[4]	FirstCash Inc.	6.875%	3/1/32	375	379
[4]	Focus Financial Partners LLC	6.750%	9/15/31	2,170	2,140
[4]	Freedom Mortgage Corp.	7.625%	5/1/26	360	360
[4]	Freedom Mortgage Corp.	6.625%	1/15/27	940	936
[4]	Freedom Mortgage Corp.	12.000%	10/1/28	675	725
[4]	Freedom Mortgage Corp.	12.250%	10/1/30	885	976
[4]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	475	482
[4]	Freedom Mortgage Holdings LLC	9.125%	5/15/31	225	226
[4]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	930	908
[4]	GGAM Finance Ltd.	8.000%	2/15/27	1,095	1,122
[4]	GGAM Finance Ltd.	8.000%	6/15/28	975	1,025
[4]	GGAM Finance Ltd.	6.875%	4/15/29	435	442
[4]	GGAM Finance Ltd.	5.875%	3/15/30	510	505
[4]	goeasy Ltd.	9.250%	12/1/28	635	667
[4]	goeasy Ltd.	7.625%	7/1/29	840	841
[4]	goeasy Ltd.	6.875%	5/15/30	305	299
[4,7]	goeasy Ltd.	7.375%	10/1/30	910	892

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	1,240	1,252
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	905	915
[4]	HUB International Ltd.	5.625%	12/1/29	385	372
[4]	HUB International Ltd.	7.250%	6/15/30	2,100	2,161
[4]	HUB International Ltd.	7.375%	1/31/32	485	494
[4]	Intesa Sanpaolo SpA	5.710%	1/15/26	1,560	1,564
[4]	Intesa Sanpaolo SpA	4.198%	6/1/32	275	247
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	65	65
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	400	389
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	545	519
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	495	508
[4]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	145	150
[4]	Macquarie Airfinance Holdings Ltd.	8.125%	3/30/29	525	552
[4]	Macquarie Airfinance Holdings Ltd.	6.500%	3/26/31	125	130
[4]	Nationstar Mortgage Holdings Inc.	6.000%	1/15/27	150	150
[4]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/28	1,020	1,011
[4]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	420	425
[4]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	2,987	2,980
[4]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/31	1,204	1,202
[4]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	612	636
	Navient Corp.	6.750%	6/15/26	15	15
	Navient Corp.	4.875%	3/15/28	298	284
	Navient Corp.	5.500%	3/15/29	935	885
	Navient Corp.	9.375%	7/25/30	205	219
	Navient Corp.	5.625%	8/1/33	181	156
	OneMain Finance Corp.	7.125%	3/15/26	1,311	1,330
	OneMain Finance Corp.	3.500%	1/15/27	1,180	1,131
	OneMain Finance Corp.	6.625%	1/15/28	423	426
	OneMain Finance Corp.	3.875%	9/15/28	1,330	1,233
	OneMain Finance Corp.	9.000%	1/15/29	718	753
	OneMain Finance Corp.	6.625%	5/15/29	615	617
	OneMain Finance Corp.	4.000%	9/15/30	720	635
	OneMain Finance Corp.	6.750%	3/15/32	1,000	981
[4]	Panther Escrow Issuer LLC	7.125%	6/1/31	2,590	2,637
[4]	PennyMac Financial Services Inc.	5.375%	10/15/25	1,045	1,043
[4]	PennyMac Financial Services Inc.	4.250%	2/15/29	815	763
[4]	PennyMac Financial Services Inc.	7.875%	12/15/29	325	339
[4]	PennyMac Financial Services Inc.	7.125%	11/15/30	815	828
[4]	PennyMac Financial Services Inc.	5.750%	9/15/31	140	133
[4]	PennyMac Financial Services Inc.	6.875%	2/15/33	720	720
[4]	Rfna LP	7.875%	2/15/30	1,420	1,406
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	1,085	1,042
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	560	517
[4]	Ryan Specialty LLC	5.875%	8/1/32	675	667
[4]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/32	2,227	2,246
[4]	Starwood Property Trust Inc.	7.250%	4/1/29	120	123
[4]	Starwood Property Trust Inc.	6.000%	4/15/30	535	524
[4,7]	Starwood Property Trust Inc.	6.500%	10/15/30	215	213
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	460	459
[4]	United Wholesale Mortgage LLC	5.750%	6/15/27	630	619
[4]	United Wholesale Mortgage LLC	5.500%	4/15/29	450	434
[4]	USI Inc.	7.500%	1/15/32	300	307
[4]	UWM Holdings LLC	6.625%	2/1/30	1,305	1,293
[4]	WEX Inc.	6.500%	3/15/33	265	262
					76,463
Health Care (7.2%)
[4,7]	1261229 BC Ltd.	10.000%	4/15/32	3,005	2,989
[4]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	1,084	1,056
[4]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	865	818
[4]	Acadia Healthcare Co. Inc.	7.375%	3/15/33	730	730
[4,5]	Avantor Funding Inc.	2.625%	11/1/25	1,181	1,268
[4]	Avantor Funding Inc.	4.625%	7/15/28	1,710	1,651
[4]	Bausch & Lomb Corp.	8.375%	10/1/28	1,625	1,683
[4]	Bausch Health Cos. Inc.	5.500%	11/1/25	330	330
[4]	Charles River Laboratories International Inc.	4.250%	5/1/28	625	598
[4]	Charles River Laboratories International Inc.	3.750%	3/15/29	500	460
[4]	CHS / Community Health Systems Inc.	5.625%	3/15/27	2,760	2,637
[4]	CHS / Community Health Systems Inc.	6.000%	1/15/29	365	324
[4]	CHS / Community Health Systems Inc.	5.250%	5/15/30	605	499

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CHS / Community Health Systems Inc.	4.750%	2/15/31	501	396
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/32	2,165	2,140
	CVS Health Corp.	6.750%	12/10/54	400	400
	CVS Health Corp.	7.000%	3/10/55	750	756
[4]	DaVita Inc.	4.625%	6/1/30	320	295
[4]	DaVita Inc.	3.750%	2/15/31	1,120	974
[4]	DaVita Inc.	6.875%	9/1/32	460	463
[4]	Endo Finance Holdings Inc.	8.500%	4/15/31	1,675	1,745
[4,5]	Grifols SA	2.250%	11/15/27	725	751
[4,5]	Grifols SA	3.875%	10/15/28	500	496
[4]	Grifols SA	4.750%	10/15/28	465	430
	HCA Inc.	5.875%	2/15/26	280	281
	HCA Inc.	5.875%	2/1/29	275	283
[4]	Hologic Inc.	3.250%	2/15/29	1,475	1,361
[4]	IQVIA Inc.	5.000%	10/15/26	200	199
[4]	IQVIA Inc.	5.000%	5/15/27	1,653	1,631
[4,5]	IQVIA Inc.	2.250%	1/15/28	600	616
[4,5]	IQVIA Inc.	2.875%	6/15/28	955	993
[4]	Jazz Securities DAC	4.375%	1/15/29	750	713
[4]	LifePoint Health Inc.	11.000%	10/15/30	325	354
[4]	Medline Borrower LP	3.875%	4/1/29	3,365	3,144
[4]	Medline Borrower LP	5.250%	10/1/29	2,339	2,245
[4]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	645	654
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	890	832
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/34	162	159
[4,5]	Rossini Sarl	6.750%	12/31/29	800	901
[5]	Rossini Sarl	6.750%	12/31/29	200	225
[4]	Star Parent Inc.	9.000%	10/1/30	1,995	1,972
[4]	Surgery Center Holdings Inc.	7.250%	4/15/32	574	567
[4]	Teleflex Inc.	4.250%	6/1/28	1,141	1,088
	Tenet Healthcare Corp.	5.125%	11/1/27	355	350
	Tenet Healthcare Corp.	4.625%	6/15/28	1,180	1,138
	Tenet Healthcare Corp.	6.125%	10/1/28	659	656
	Tenet Healthcare Corp.	4.250%	6/1/29	245	231
	Tenet Healthcare Corp.	4.375%	1/15/30	720	675
	Tenet Healthcare Corp.	6.125%	6/15/30	1,370	1,366
	Tenet Healthcare Corp.	6.750%	5/15/31	1,935	1,964
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	2,260	2,191
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	200	197
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	850	872
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	405	396
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	450	485
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	200	223
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	384	278
					53,129
Industrials (7.8%)
[4]	Air Canada	3.875%	8/15/26	1,505	1,473
[4]	Allison Transmission Inc.	4.750%	10/1/27	60	59
[4]	Allison Transmission Inc.	5.875%	6/1/29	210	209
[4]	American Airlines Inc.	7.250%	2/15/28	286	285
[4]	American Airlines Inc.	8.500%	5/15/29	543	551
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	273	272
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	1,034	1,012
[4]	Aramark Services Inc.	5.000%	2/1/28	1,390	1,365
[4]	Arcosa Inc.	6.875%	8/15/32	115	117
[4]	Atkore Inc.	4.250%	6/1/31	400	352
[4]	Axon Enterprise Inc.	6.125%	3/15/30	200	202
[4]	Axon Enterprise Inc.	6.250%	3/15/33	185	187
[4]	Bombardier Inc.	8.750%	11/15/30	350	370
[4]	Bombardier Inc.	7.250%	7/1/31	360	362
[4]	Bombardier Inc.	7.000%	6/1/32	270	269
[4]	BWX Technologies Inc.	4.125%	6/30/28	1,058	999
[4]	BWX Technologies Inc.	4.125%	4/15/29	1,324	1,236
[4]	Chart Industries Inc.	7.500%	1/1/30	75	78
[4]	Chart Industries Inc.	9.500%	1/1/31	335	358
[4]	Clean Harbors Inc.	4.875%	7/15/27	1,449	1,428
[4]	Clean Harbors Inc.	5.125%	7/15/29	658	641
[4]	Clean Harbors Inc.	6.375%	2/1/31	576	582
[4]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/30	3,305	3,311

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/31	405	407
[4]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	1,927	1,767
[4]	Garda World Security Corp.	4.625%	2/15/27	70	68
[4]	Garda World Security Corp.	7.750%	2/15/28	240	246
[4]	Garda World Security Corp.	8.250%	8/1/32	685	669
[4]	Gates Corp.	6.875%	7/1/29	335	341
[4]	Genesee & Wyoming Inc.	6.250%	4/15/32	550	549
[4]	Goat Holdco LLC	6.750%	2/1/32	1,115	1,092
[4]	Herc Holdings Inc.	5.500%	7/15/27	2,911	2,901
[4]	Herc Holdings Inc.	6.625%	6/15/29	1,525	1,531
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	2,270	2,239
[4]	Mueller Water Products Inc.	4.000%	6/15/29	75	70
[4,5]	Q-Park Holding I BV	2.000%	3/1/27	445	465
[4,5]	Q-Park Holding I BV	5.125%	3/1/29	610	670
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/31	1,615	1,572
[4]	Reworld Holding Corp.	4.875%	12/1/29	1,545	1,435
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	290	272
	Spirit AeroSystems Inc.	3.850%	6/15/26	65	64
[4]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,461	1,562
[4]	Spirit AeroSystems Inc.	9.750%	11/15/30	1,350	1,492
[4]	Stonepeak Nile Parent LLC	7.250%	3/15/32	75	76
[4]	Terex Corp.	6.250%	10/15/32	203	197
[4,5]	TK Elevator Midco GmbH	4.375%	7/15/27	800	858
[4]	TK Elevator US Newco Inc.	5.250%	7/15/27	1,010	992
[4]	TopBuild Corp.	3.625%	3/15/29	60	56
[4]	TopBuild Corp.	4.125%	2/15/32	275	245
	TransDigm Inc.	5.500%	11/15/27	425	420
[4]	TransDigm Inc.	6.750%	8/15/28	2,515	2,553
	TransDigm Inc.	4.625%	1/15/29	579	551
[4]	TransDigm Inc.	6.375%	3/1/29	2,691	2,720
[4]	TransDigm Inc.	6.875%	12/15/30	1,240	1,268
[4]	TransDigm Inc.	7.125%	12/1/31	835	860
[4]	TransDigm Inc.	6.625%	3/1/32	785	795
[4]	TransDigm Inc.	6.000%	1/15/33	420	413
[4]	Triumph Group Inc.	9.000%	3/15/28	486	511
[4]	United Airlines Inc.	4.375%	4/15/26	820	806
[4]	United Airlines Inc.	4.625%	4/15/29	1,096	1,037
	United Rentals North America Inc.	5.500%	5/15/27	388	387
	United Rentals North America Inc.	4.875%	1/15/28	1,674	1,648
	United Rentals North America Inc.	5.250%	1/15/30	150	147
	United Rentals North America Inc.	4.000%	7/15/30	1,030	950
	United Rentals North America Inc.	3.875%	2/15/31	881	799
	United Rentals North America Inc.	3.750%	1/15/32	625	552
[4]	Waste Pro USA Inc.	7.000%	2/1/33	75	76
[4]	WESCO Distribution Inc.	6.375%	3/15/29	700	709
[4]	WESCO Distribution Inc.	6.625%	3/15/32	510	518
[4]	WESCO Distribution Inc.	6.375%	3/15/33	285	286
[4]	Williams Scotsman Inc.	4.625%	8/15/28	530	514
[4]	Williams Scotsman Inc.	6.625%	6/15/29	505	511
[4]	Williams Scotsman Inc.	7.375%	10/1/31	475	489
					57,074
Materials (10.2%)
[4]	Advanced Drainage Systems Inc.	5.000%	9/30/27	175	172
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	485	487
[4]	Alumina Pty Ltd.	6.125%	3/15/30	105	105
[4]	Alumina Pty Ltd.	6.375%	9/15/32	482	476
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.000%	6/15/27	60	59
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	915	820
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	1,585	1,351
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,140	1,049
[4,8]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	102
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	400	183
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	1,550	710
	ATI Inc.	7.250%	8/15/30	920	949
[4]	Avient Corp.	7.125%	8/1/30	1,313	1,341
[4]	Avient Corp.	6.250%	11/1/31	185	183
[4]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	580	600
[4]	Axalta Coating Systems LLC	3.375%	2/15/29	1,870	1,713
	Ball Corp.	6.875%	3/15/28	845	863

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ball Corp.	6.000%	6/15/29	415	421
	Ball Corp.	2.875%	8/15/30	360	314
	Ball Corp.	3.125%	9/15/31	7	6
[4]	Berry Global Inc.	4.500%	2/15/26	1,478	1,469
[4]	Berry Global Inc.	5.625%	7/15/27	195	195
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	620	621
[4]	Canpack SA / Canpack US LLC	3.125%	11/1/25	235	230
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	425	385
	Celanese US Holdings LLC	6.500%	4/15/30	750	745
	Celanese US Holdings LLC	6.750%	4/15/33	1,245	1,209
	Chemours Co.	5.375%	5/15/27	300	293
[4]	Chemours Co.	5.750%	11/15/28	1,015	938
[4]	Chemours Co.	4.625%	11/15/29	1,554	1,329
[4]	Chemours Co.	8.000%	1/15/33	1,415	1,323
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/29	1,195	1,170
[4]	Cleveland-Cliffs Inc.	6.750%	4/15/30	90	87
[4]	Cleveland-Cliffs Inc.	7.500%	9/15/31	1,150	1,123
[4]	Cleveland-Cliffs Inc.	7.375%	5/1/33	2,155	2,067
[4]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	870	875
[4]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/30	825	836
[4]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/30	840	852
[4,7]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	1,640	1,651
	Commercial Metals Co.	4.125%	1/15/30	225	210
	Commercial Metals Co.	4.375%	3/15/32	605	547
[4]	Constellium SE	5.625%	6/15/28	515	499
[4]	Constellium SE	3.750%	4/15/29	980	890
[4,5]	Constellium SE	5.375%	8/15/32	510	541
[4]	Constellium SE	6.375%	8/15/32	250	244
	Crown Americas LLC	5.250%	4/1/30	480	468
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	815	809
[4]	Element Solutions Inc.	3.875%	9/1/28	1,036	976
[4]	First Quantum Minerals Ltd.	9.375%	3/1/29	555	583
[4]	First Quantum Minerals Ltd.	8.625%	6/1/31	130	133
[4]	First Quantum Minerals Ltd.	8.000%	3/1/33	200	203
[4]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	695	686
[4]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	1,025	928
[4]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	535	528
[4]	Graphic Packaging International LLC	4.750%	7/15/27	205	201
[4]	Graphic Packaging International LLC	3.500%	3/15/28	1,890	1,779
[4]	Graphic Packaging International LLC	3.500%	3/1/29	315	290
[4]	Graphic Packaging International LLC	3.750%	2/1/30	345	316
[4]	Graphic Packaging International LLC	6.375%	7/15/32	935	936
[4]	Hudbay Minerals Inc.	6.125%	4/1/29	900	897
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	630	598
[4]	Magnera Corp.	7.250%	11/15/31	355	345
[4]	NOVA Chemicals Corp.	5.250%	6/1/27	964	959
[4]	NOVA Chemicals Corp.	8.500%	11/15/28	330	349
[4]	NOVA Chemicals Corp.	4.250%	5/15/29	370	354
[4]	NOVA Chemicals Corp.	9.000%	2/15/30	775	833
[4]	NOVA Chemicals Corp.	7.000%	12/1/31	495	516
[4]	Novelis Corp.	3.250%	11/15/26	895	866
[4]	Novelis Corp.	4.750%	1/30/30	984	915
[4]	Novelis Corp.	3.875%	8/15/31	1,073	932
[4]	Novelis Inc.	6.875%	1/30/30	405	410
[4]	Olin Corp.	6.625%	4/1/33	267	259
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	1,364	1,260
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	1,880	1,954
[4]	Olympus Water US Holding Corp.	7.250%	6/15/31	2,380	2,342
[4]	Owens Corning	3.500%	2/15/30	30	28
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	1,080	1,076
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	1,139	1,112
[4]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	1,415	1,353
[4]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	525	530
[4]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	135	138
[4]	Quikrete Holdings Inc.	6.375%	3/1/32	1,705	1,714
[4]	Quikrete Holdings Inc.	6.750%	3/1/33	765	762
[4]	Sealed Air Corp.	4.000%	12/1/27	275	265
[4]	Sealed Air Corp.	5.000%	4/15/29	150	146
[4]	Sealed Air Corp.	6.875%	7/15/33	55	58
[4]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	500	500

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/31	290	300
[5]	Silgan Holdings Inc.	2.250%	6/1/28	845	864
[4]	SNF Group SACA	3.125%	3/15/27	630	600
[4]	SNF Group SACA	3.375%	3/15/30	260	230
[4]	Standard Building Solutions Inc.	6.500%	8/15/32	275	275
[4]	Standard Industries Inc.	5.000%	2/15/27	655	645
[4]	Standard Industries Inc.	4.750%	1/15/28	1,270	1,230
[4]	Standard Industries Inc.	4.375%	7/15/30	1,325	1,222
[4]	Standard Industries Inc.	3.375%	1/15/31	1,415	1,231
[5]	Trivium Packaging Finance BV	3.750%	8/15/26	750	799
[4,5]	Trivium Packaging Finance BV	3.750%	8/15/26	480	511
[4]	Trivium Packaging Finance BV	5.500%	8/15/26	1,300	1,280
[4]	Trivium Packaging Finance BV	8.500%	8/15/27	250	249
[4]	Tronox Inc.	4.625%	3/15/29	1,460	1,246
[4]	Windsor Holdings III LLC	8.500%	6/15/30	900	932
[4]	WR Grace Holdings LLC	5.625%	8/15/29	730	628
[4]	WR Grace Holdings LLC	7.375%	3/1/31	280	280
					75,062
Real Estate (1.6%)
[4]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/31	680	721
	Hudson Pacific Properties LP	5.950%	2/15/28	395	342
	Hudson Pacific Properties LP	4.650%	4/1/29	365	276
	Hudson Pacific Properties LP	3.250%	1/15/30	350	242
[4]	Iron Mountain Inc.	4.875%	9/15/27	1,070	1,048
[4]	Iron Mountain Inc.	7.000%	2/15/29	1,080	1,105
[4]	Iron Mountain Inc.	4.875%	9/15/29	2,009	1,918
[4]	Iron Mountain Inc.	5.250%	7/15/30	1,010	968
[4]	Iron Mountain Inc.	4.500%	2/15/31	303	278
[4]	Iron Mountain Inc.	5.625%	7/15/32	415	397
[4]	Iron Mountain Inc.	6.250%	1/15/33	280	278
[4]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	13	12
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	90	69
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	515	343
[4]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/32	580	591
[4]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	350	353
[4]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/29	125	123
[4]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	315	315
	SBA Communications Corp.	3.875%	2/15/27	385	375
	SBA Communications Corp.	3.125%	2/1/29	265	242
	Service Properties Trust	5.500%	12/15/27	295	285
	Service Properties Trust	8.375%	6/15/29	725	724
[4]	XHR LP	4.875%	6/1/29	180	169
[4]	XHR LP	6.625%	5/15/30	190	187
					11,361
Technology (6.4%)
[4]	Amentum Holdings Inc.	7.250%	8/1/32	1,325	1,309
[4]	AthenaHealth Group Inc.	6.500%	2/15/30	2,958	2,779
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	345	338
[4]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/29	160	139
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	570	500
[4]	Cloud Software Group Inc.	6.500%	3/31/29	2,090	2,032
[4]	Cloud Software Group Inc.	9.000%	9/30/29	160	160
[4]	Cloud Software Group Inc.	8.250%	6/30/32	2,685	2,729
[4]	Coherent Corp.	5.000%	12/15/29	1,515	1,448
	Cotiviti Corp.	0.000%	5/1/31	245	243
[4]	Diebold Nixdorf Inc.	7.750%	3/31/30	180	187
[4]	Ellucian Holdings Inc.	6.500%	12/1/29	370	365
[4]	Entegris Inc.	4.375%	4/15/28	1,550	1,487
[4]	Entegris Inc.	4.750%	4/15/29	1,060	1,023
[4]	Entegris Inc.	3.625%	5/1/29	570	524
[4]	Entegris Inc.	5.950%	6/15/30	375	373
[4]	Fibercop SpA	6.375%	11/15/33	200	191
[4]	Fibercop SpA	6.000%	9/30/34	370	341
[4]	Fibercop SpA	7.200%	7/18/36	1,099	1,065
[4]	Fibercop SpA	7.721%	6/4/38	461	463
[4]	Fortress Intermediate 3 Inc.	7.500%	6/1/31	1,325	1,340
[4]	Gen Digital Inc.	6.250%	4/1/33	255	254
[4]	Imola Merger Corp.	4.750%	5/15/29	5,300	5,034
[4]	McAfee Corp.	7.375%	2/15/30	3,420	3,030

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	NCR Atleos Corp.	9.500%	4/1/29	1,230	1,333
	Nokia of America Corp.	6.500%	1/15/28	1,355	1,334
	Nokia of America Corp.	6.450%	3/15/29	2,612	2,575
[4]	Open Text Corp.	3.875%	2/15/28	1,648	1,555
[4]	Open Text Corp.	3.875%	12/1/29	1,625	1,480
[4]	Open Text Holdings Inc.	4.125%	2/15/30	1,580	1,444
[4]	Open Text Holdings Inc.	4.125%	12/1/31	390	345
[4]	PTC Inc.	4.000%	2/15/28	385	370
[4]	Rocket Software Inc.	9.000%	11/28/28	1,720	1,774
[4]	Rocket Software Inc.	6.500%	2/15/29	585	551
[4]	SS&C Technologies Inc.	5.500%	9/30/27	3,420	3,394
[4]	SS&C Technologies Inc.	6.500%	6/1/32	150	152
[4]	UKG Inc.	6.875%	2/1/31	2,825	2,867
	Western Digital Corp.	4.750%	2/15/26	178	177
	Western Digital Corp.	2.850%	2/1/29	95	86
	X Corp.	9.000%	10/26/29	455	466
					47,257
Utilities (2.0%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	1,465	1,454
[4]	Calpine Corp.	4.500%	2/15/28	663	643
[4]	Calpine Corp.	4.625%	2/1/29	410	393
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	921	892
[4]	Clearway Energy Operating LLC	3.750%	2/15/31	2,830	2,490
[4]	Clearway Energy Operating LLC	3.750%	1/15/32	556	477
	Edison International	8.125%	6/15/53	375	366
	Edison International	7.875%	6/15/54	400	385
	FirstEnergy Corp.	3.900%	7/15/27	22	22
[4]	NRG Energy Inc.	6.250%	11/1/34	330	325
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	140	130
[4]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	415	375
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	560	558
[4]	Vistra Operations Co. LLC	4.375%	5/1/29	500	475
[4]	Vistra Operations Co. LLC	7.750%	10/15/31	560	587
[4]	Vistra Operations Co. LLC	6.875%	4/15/32	275	280
[4]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/26	1,365	1,314
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/27	815	759
[4]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/29	1,360	1,340
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	755	743
[4]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/33	775	752
					14,760
Total Corporate Bonds (Cost $648,631)					639,004
Floating Rate Loan Interests (3.6%)
[6]	Alpha Generation LLC Term Loan B, TSFR1M + 2.750%	7.075%	9/30/31	144	144
[6]	Amentum Government Services Holdings LLC Term Loan B, TSFR1M + 2.250%	6.575%	9/29/31	489	473
[6]	American Airlines Inc. Term Loan, TSFR1M + 2.250%	6.543%	4/20/28	1,371	1,352
[6]	American Builders & Contractors Supply Co. Inc. Term Loan B, TSFR1M + 1.750%	6.075%	1/31/31	59	59
[6]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.675%	8/19/28	482	477
[6]	Asurion LLC Term Loan B-12, TSFR1M + 4.250%	8.575%	9/19/30	59	59
[6]	Asurion LLC Term Loan B-3, TSFR1M + 5.250%	9.689%	1/31/28	120	113
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.000%	7.325%	2/15/29	779	768
[6]	Barnes Group Inc. Term Loan B, TSFR1M + 3.000%	7.322%	1/27/32	325	322
[6]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	7.672%	5/10/27	1,019	1,015
[6,9]	Bausch Health Companies Inc.	—%	9/25/30	170	164
[6]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.750%	7.052%	10/16/31	647	645
[6]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.7500%	7.052%	10/16/31	363	362
[6]	Boost Newco Borrower LLC Term Loan B, TSFR3M + 2.000%	6.299%	1/31/31	484	480
[6]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.500%	6.825%	7/1/31	486	483
[6]	Central Parent Inc. Term Loan B, TSFR3M + 3.250%	7.549%	7/6/29	318	272
[6]	Chemours Co. Term Loan B, TSFR1M + 3.000%	7.325%	8/18/28	196	196
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	7.075%	1/28/32	1,140	1,124
[6]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.500%	7.799%	3/30/29	55	54
[6]	Cloud Software Group Inc. Term Loan, TSFR3M + 3.750%	8.049%	3/21/31	65	65
[6,9]	Cotiviti Corporation	—%	3/29/32	435	427
[6]	Cushman & Wakefield US Borrower LLC Term Loan, TSFR1M + 3.250%	7.575%	1/31/30	409	409
[6]	DirecTV Financing LLC Term Loan, TSFR3M + 5.000%	9.552%	8/2/27	18	18
[6]	Dun & Bradstreet Corp. Term Loan, TSFR1M + 2.250%	6.572%	1/18/29	641	639
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.325%	4/23/31	1,100	1,085
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.500%	6.799%	7/21/28	512	511

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.500%	6.799%	7/21/28	166	166
[6]	Fortress Intermediate 3 Inc. Term Loan B, TSFR1M + 3.750%	8.075%	6/27/31	532	531
[6]	Frontier Communications Corp. Term Loan B, TSFR3M + 2.500%	6.792%	7/1/31	175	175
[6]	Glatfelter Corp. Term Loan B, TSFR3M + 4.250%	8.563%	11/4/31	329	328
[6]	Grant Thornton Advisors LLC Term Loan B, TSFR1M + 2.750%	7.075%	6/2/31	355	353
[6]	Hanesbrands Inc. Term Loan B, TSFR1M + 2.750%	7.075%	3/7/32	245	244
[6]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.000%	7.325%	2/15/31	849	840
[6]	HUB International Ltd. Term Loan B, TSFR3M + 2.500%	6.787%	6/20/30	805	801
[6]	IRB Hodling Corp. Term Loan B, TSFR1M + 2.500%	6.825%	12/15/27	1,369	1,359
[6]	JetBlue Airways Corp. Term Loan B, TSFR3M + 4.750%	9.055%	8/27/29	811	782
[6,9]	LBM Acquisition LLC	—%	6/6/31	525	485
[6]	McAfee LLC Term Loan B, TSFR1M + 3.000%	7.323%	3/1/29	903	858
[6]	Medline Borrower LP Term Loan B, TSFR1M + 2.250%	6.575%	10/23/28	1,530	1,526
[6]	NCR Atleos LLC Term Loan B, TSFR3M + 3.750%	8.053%	4/16/29	96	96
[6]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.250%	6.560%	8/16/30	500	497
[6,9]	Opal Bidco SAS	—%		250	249
[6]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	8.175%	2/1/28	754	670
[6]	Quikrete Holdings Inc. Term Loan B, TSFR1M + 2.250%	6.575%	2/10/32	420	415
[6]	Raven Acquisition Holdings LLC Term Loan B, TSFR1M + 3.250%	7.575%	11/19/31	97	96
[6]	Rocket Software Inc. Term Loan B, TSFR1M + 4.250%	8.575%	11/28/28	135	134
[6]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR3M + 3.000%	7.313%	7/31/31	852	848
[6]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	8.299%	9/27/30	1,000	954
[6,9]	TK Elevator US Newco Inc.	—%	4/30/30	150	149
[6]	Trans Union LLC Term Loan B-9, TSFR1M + 1.750%	6.075%	6/24/31	687	685
[6]	Truist Insurance Holdings LLC Term Loan B, TSFR3M + 2.750%	7.049%	5/6/31	235	233
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.049%	5/6/32	487	490
[6]	UFC Holdings LLC Term Loan B, TSFR3M + 2.250%	6.580%	11/21/31	79	79
[6]	Wand NewCo 3 Inc. Term Loan B, TSFR1M + 2.500%	6.825%	1/30/31	733	722
Total Floating Rate Loan Interests (Cost $26,800)					26,481
				Shares
Temporary Cash Investments (4.1%)
Money Market Fund (1.4%)
[10]	Vanguard Market Liquidity Fund	4.342%		106,795	10,679
			Maturity Date	Face Amount ($000)
Repurchase Agreement (2.7%)
	Bank of America Securities, LLC (Dated 3/31/25, Repurchase Value $19,802, collateralized by U.S. Government Agency Obligations 2.000%–6.000%, 3/1/40–4/1/55, with a value of $20,196)	4.380%	4/1/25	19,800	19,800
Total Temporary Cash Investments (Cost $30,479)					30,479
Total Investments (99.1%) (Cost $737,455)					727,705
Other Assets and Liabilities—Net (0.9%)					6,409
Net Assets (100%)					734,114
Cost is in $000.
1	Securities with a value of $2,180 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $823 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $585 have been segregated as collateral for open forward currency contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $533,570, representing 72.7% of net assets.
5	Face amount denominated in euro.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2025.
8	Face amount denominated in British pounds.
9	Represents an unsettled loan as of March 31, 2025. The coupon rate is not known until the settlement date.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

High Yield Bond Portfolio
Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Grant Thornton Advisors LLC	11	10	—	—
Raven Acquisition Holdings LLC	8	8	—	—
			—	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	117	24,239	88
5-Year U.S. Treasury Note	June 2025	279	30,176	268
10-Year U.S. Treasury Note	June 2025	24	2,669	37
Long U.S. Treasury Bond	June 2025	22	2,580	29
Ultra 10-Year U.S. Treasury Note	June 2025	38	4,337	47
Ultra Long U.S. Treasury Bond	June 2025	4	489	4
				473

Short Futures Contracts
10 Year U.S. Treasury Note	June 2025	(12)	(1,335)	(7)
Euro-Bobl	June 2025	(32)	(4,076)	22
Euro-Schatz	June 2025	(43)	(4,973)	2
Long U.S. Treasury Bond	June 2025	(1)	(117)	(1)
Ultra Long U.S. Treasury Bond	June 2025	(2)	(245)	(1)
				15
				488

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	4/30/25	EUR	238	USD	257	1	—
Toronto-Dominion Bank	4/30/25	USD	18	CAD	25	—	—
Goldman Sachs International	4/30/25	USD	19,688	EUR	18,214	—	(38)
Goldman Sachs International	4/30/25	USD	237	GBP	184	—	—
						1	(38)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

High Yield Bond Portfolio
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/21/29	USD	13,300	5.000	723	(238)
CDX-NA-HY-S44-V1	6/21/30	USD	14,400	5.000	755	(23)
					1,478	(261)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.	Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring

High Yield Bond Portfolio
their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

High Yield Bond Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	31,741	—	31,741
Corporate Bonds	—	639,004	—	639,004
Floating Rate Loan Interests	—	26,481	—	26,481
Temporary Cash Investments	10,679	19,800	—	30,479
Total	10,679	717,026	—	727,705
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	—	—	—
Derivative Financial Instruments
Assets
Futures Contracts[1]	497	—	—	497
Forward Currency Contracts	—	1	—	1
Total	497	1	—	498
Liabilities
Futures Contracts[1]	(9)	—	—	(9)
Forward Currency Contracts	—	(38)	—	(38)
Swap Contracts	(102)[1]	(159)	—	(261)
Total	(111)	(197)	—	(308)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.